UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      9/30/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



Semi-Annual
Report

September 30, 2008

                                    HAWAIIAN
                                    TAX-FREE
                                     TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PALM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                            HAWAIIAN TAX-FREE TRUST

                           "PROPER ASSET ALLOCATION -
                          A STRATEGY FOR ALL SEASONS"

                                                                  November, 2008

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinants of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely,

/s/ Lacy B. Herrmann                                    /s/ Diana P. Herrmann

Lacy B. Herrmann                                        Diana P. Herrmann
Founder and Chairman Emeritus                           Vice Chair and President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                          SEPTEMBER 30,2008 (UNAUDITED)

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         MUNICIPAL BONDS (98.1%)                                      S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  GENERAL OBLIGATION BONDS (56.9%):
                  --------------------------------------------------------
                  City and County of Honolulu, Hawaii, FGIC Insured
                     Series C
$     3,130,000   5.125%, 07/01/11 .......................................    Aa2/AA       $    3,210,003
                  City and County of Honolulu, Hawaii, FGIC Insured
      8,270,000   5.000%, 07/01/21 .......................................    Aa2/AA            8,230,800
                  City and County of Honolulu, Hawaii, FGIC Insured
      7,720,000   5.000%, 07/01/21 .......................................    Aa2/AA            7,683,407
                  City and County of Honolulu, Hawaii, MBIA Insured
      8,500,000   5.000%, 07/01/17 .......................................    Aa2/AA            8,816,965
                  City and County of Honolulu, Hawaii, Series A,
                     FGIC Insured
      1,715,000   6.000%, 01/01/11 .......................................    Aa2/AA            1,829,631
          5,000   5.750%, 04/01/11 .......................................    Aa2/AA                5,329
      1,580,000   6.000%, 01/01/12 .......................................    Aa2/AA            1,714,205
      3,025,000   5.750%, 04/01/13 .......................................    Aa2/AA            3,301,848
                  City and County of Honolulu, Hawaii, Series A,
                     FSA Insured
      2,500,000   5.000%, 09/01/09 .......................................    Aaa/AAA           2,560,225
                  City and County of Honolulu, Hawaii, Series A,
                     FSA Insured
      3,000,000   5.000%, 07/01/29 .......................................    Aaa/AAA           2,826,180
                  City and County of Honolulu, Hawaii , Series A,
                     FSA Insured, Prerefunded 09/01/11 @100,
                     Collateral: U.S. Treasury Obligations & Resolution
                     Funding Corporation
      3,500,000   5.375%, 09/01/18 .......................................    Aaa/AAA           3,721,935
      2,000,000   5.125%, 09/01/20 .......................................    Aaa/AAA           2,113,000
                  City and County of Honolulu, Hawaii, Series A,
                     MBIA Insured
      5,000,000   5.000%, 07/01/21 .......................................    Aa2/AA            5,013,800
      5,000,000   5.000%, 07/01/22 .......................................    Aa2/AA            4,960,400
      5,000,000   5.000%, 07/01/26 .......................................    Aa2/AA            4,839,600

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  City and County of Honolulu, Hawaii, Series A,
                     MBIA Insured, Prerefunded 03/01/13 @100,
                     Collateral: U.S. Government Securities
$     1,885,000   5.250%, 03/01/15 .......................................    Aaa/AAA      $    2,034,688
      3,005,000   5.250%, 03/01/17 .......................................    Aaa/AAA           3,243,627
      1,255,000   5.250%, 03/01/18 .......................................    Aaa/AAA           1,354,660
                  City and County of Honolulu, Hawaii, 1993 Series A,
                     FGIC - TCRS Insured, Escrowed to Maturity,
                     Collateral: U.S. Government Securities
      4,110,000   6.000%, 01/01/11 .......................................   #Aaa/AAA           4,391,206
        920,000   6.000%, 01/01/12 .......................................   #Aaa/AAA           1,001,107
                  City and County of Honolulu, Hawaii 1994 Series A,
                     FGIC Insured, Escrowed to Maturity, Collateral: U.S.
                     Government Securities
      3,995,000   5.750%, 04/01/11 .......................................    #Aaa/NR           4,274,051
        775,000   5.750%, 04/01/13 .......................................    Aaa/AAA             852,012
                  City and County of Honolulu, Hawaii Refunded -
                     1995 Series A, Escrowed to Maturity, MBIA
                     Insured, Collateral: U.S. Government Securities
      1,355,000   6.000%, 11/01/09 .......................................   #Aaa/AAA           1,408,035
        860,000   6.000%, 11/01/09 .......................................    Aaa/AAA             893,660
      1,090,000   6.000%, 11/01/10 .......................................    Aaa/AAA           1,164,687
        410,000   6.000%, 11/01/10 .......................................   #Aaa/AAA             438,093
                  City and County of Honolulu, Hawaii, 2003- Series A,
                     MBIA Insured, Unrefunded Portion
      1,115,000   5.250%, 03/01/15 .......................................    Aa2/AA            1,186,572
      1,775,000   5.250%, 03/01/17 .......................................    Aa2/AA            1,860,928
        745,000   5.250%, 03/01/18 .......................................    Aa2/AA              775,560
                  City and County of Honolulu, Hawaii , Series B,
                     FGIC Insured, Unrefunded Portion
      7,310,000   5.500%, 10/01/11 .......................................    Aa2/AA            7,816,656
                  City and County of Honolulu, Hawaii, Series B, FSA
                     Insured, Custodial Receipts, Unrefunded Portion
      3,955,000   8.000%, 10/01/10 .......................................    Aaa/AAA           4,358,529

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  City and County of Honolulu, Hawaii, Series B, FGIC
                     Insured, Prerefunded 07/01/09 @101, Collateral:
                     U.S. Treasury & Agency Obligations
$     2,595,000   5.125%, 07/01/15 .......................................    Aaa/AAA      $    2,674,225
                  City and County of Honolulu, Hawaii, Series B, FGIC
                     Insured, Prerefunded to 07/01/09 @101, Collateral:
                     U.S. Government Securities
      4,490,000   5.000%, 07/01/19 .......................................    Aaa/AAA           4,622,949
      1,395,000   5.000%, 07/01/20 .......................................    Aaa/AAA           1,436,306
                  City and County of Honolulu, Hawaii, Series C,
                     Prerefunded pending 7/1/09 @101, FGIC Insured
      7,750,000   5.125%, 07/01/14 .......................................    Aaa/AAA           7,926,700
      2,510,000   5.000%, 07/01/18 .......................................    Aaa/AAA           2,556,535
                  City and County of Honolulu, Hawaii, Series C,
                     FGIC Insured
      2,750,000   5.125%, 07/01/12 .......................................    Aa2/AA            2,816,990
                  City and County of Honolulu, Hawaii, Series C,
                     MBIA Insured
      6,740,000   5.000%, 07/01/18 .......................................    Aa2/AA            6,961,409
                  City and County of Honolulu, Hawaii,  Series D,
                     MBIA Insured
      3,750,000   5.000%, 07/01/19 .......................................    Aa2/AA            3,835,875
      6,080,000   5.000%, 07/01/21 .......................................    Aa2/AA            6,096,781
                  City and County of Honolulu, Hawaii, Series F,
                     FGIC Insured
      1,000,000   5.250%, 07/01/19 .......................................    Aa2/AA            1,037,250
      5,335,000   5.250%, 07/01/20 .......................................    Aa2/AA            5,477,711
                  City and County of Honolulu, Hawaii, Water Utility
                     Refunding and Improvement, Escrowed to Maturity,
                     FGIC Insured, Collateral: U.S. Government Securities
      1,125,000   6.000%, 12/01/12 .......................................    Aaa/AAA           1,246,759
      1,050,000   6.000%, 12/01/15 .......................................    Aaa/AAA           1,194,984
                  County of Hawaii, MBIA Insured
      2,010,000   5.250%, 07/15/21 .......................................     A1/AA            2,039,848

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  County of Hawaii, FGIC Insured, Prerefunded
                     07/15/11 @100
$     1,065,000   5.500%, 07/15/14 .......................................     A1/A+       $    1,134,651
      1,340,000   5.500%, 07/15/15 .......................................     A1/A+            1,427,636
                  County of Hawaii, Series A, CIFG Insured
      1,850,000   5.000%, 07/15/20 .......................................     A1/A+            1,858,140
                  County of Hawaii, Series A, FGIC Insured
      2,500,000   5.550%, 05/01/09 .......................................     A1/A+            2,539,650
      4,905,000   5.600%, 05/01/11 .......................................     A1/A+            5,218,969
      1,000,000   5.600%, 05/01/12 .......................................     A1/A+            1,077,690
      1,000,000   5.600%, 05/01/13 .......................................     A1/A+            1,088,530
                  County of Hawaii Series A, FGIC Insured, Prerefunded
                     to 07/15/11 @ 100 Collateral: State and Local
                     Government Securities
      1,025,000   5.125%, 07/15/20 .......................................     A1/A+            1,081,857
      1,465,000   5.500%, 07/15/16 .......................................    Aaa/AAA           1,560,811
                  County of Hawaii, Series A, FSA Insured, Prerefunded
                     to 05/15/09 @101, Collateral State & Local
                     Government Series 100%
      1,000,000   5.400%, 05/15/15 .......................................    Aaa/AAA           1,029,020
      1,470,000   5.625%, 05/15/18 .......................................    Aaa/AAA           1,514,673
                  County of Hawaii, Series A, FSA Insured
      1,000,000   5.000%, 07/15/16 .......................................    Aaa/AAA           1,040,880
      2,000,000   5.000%, 07/15/17 .......................................    Aaa/AAA           2,063,320
      1,000,000   5.000%, 07/15/18 .......................................    Aaa/AAA           1,024,260
                  County of Kauai, Hawaii, MBIA Insured, Prerefunded
                     08/01/11 @100, Collateral: State & Local
                     Government Series 100%
        140,000   5.625%, 08/01/13 .......................................   Aaa/AAA              150,359
        560,000   5.625%, 08/01/14 .......................................   Aaa/AAA              601,434
        355,000   5.625%, 08/01/17 .......................................   Aaa/AAA              381,266
        345,000   5.625%, 08/01/18 .......................................   Aaa/AAA              370,527
        805,000   5.500%, 08/01/20 .......................................   Aaa/AAA              861,849
                  County of Kauai, Hawaii, MBIA Insured,
                     Unrefunded Portion
        985,000   5.625%, 08/01/13 .......................................    A1/AA             1,044,386
      1,060,000   5.625%, 08/01/14 .......................................    A1/AA             1,120,091

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  County of Kauai, Hawaii, MBIA Insured,
                     Unrefunded Portion (continued)
$       680,000   5.625%, 08/01/17 .......................................    A1/AA        $      713,871
        655,000   5.625%, 08/01/18 .......................................    A1/AA               685,831
      1,555,000   5.500%, 08/01/20 .......................................    A1/AA             1,584,172
                  County of Kauai, Hawaii, Series A, FGIC Insured
      1,000,000   5.000%, 08/01/23 .......................................     A1/A+              959,930
      1,555,000   5.000%, 08/01/24 .......................................     A1/A+            1,483,408
      1,500,000   5.000%, 08/01/25 .......................................     A1/A+            1,415,775
                  County of Kauai, Hawaii, Series A, FGIC Insured,
                     Prerefunded  08/01/10 @100, Collateral: State &
                     Local Government Series 100%
      1,010,000   6.250%, 08/01/14 .......................................    Aaa/AAA           1,076,468
      1,000,000   6.250%, 08/01/15 .......................................    Aaa/AAA           1,065,810
      1,000,000   6.250%, 08/01/16 .......................................    Aaa/AAA           1,065,810
      1,275,000   6.250%, 08/01/17 .......................................    Aaa/AAA           1,358,908
      1,480,000   6.250%, 08/01/20 .......................................     A3/A+            1,577,399
                  County of Kauai, Hawaii, 2005-Series A, FGIC Insured
      1,560,000   5.000%, 08/01/16 .......................................     A1/A+            1,633,320
      2,010,000   5.000%, 08/01/17 .......................................     A1/A+            2,079,144
      2,060,000   5.000%, 08/01/18 .......................................     A1/A+            2,110,120
      1,075,000   5.000%, 08/01/19 .......................................     A1/A+            1,090,448
                  County of Kauai, Hawaii Refunding Bonds, Series
                     B & C, AMBAC Insured
      1,300,000   5.950%, 08/01/10 .......................................    Aa3/AA            1,374,802
                  County of Maui, Hawaii, FGIC Insured
      1,125,000   5.250%, 03/01/18 .......................................    Aa2/AA            1,147,376
                  County of Maui, Hawaii, MBIA Insured
      1,250,000   3.800%, 03/01/16 .......................................    Aa2/AA            1,226,200
      1,105,000   5.000%, 03/01/19 .......................................    Aa2/AA            1,126,183
                  County of Maui, Hawaii, 2001 - Series A, MBIA
                     Insured, Partially Prerefunded 03/01/11 @100,
                     Collateral: U.S. Government Securities
        465,000    5.500%, 03/01/18 ......................................   Aaa/AAA              494,286
                  County of Maui, Hawaii, Series A, MBIA Insured,
                     Unrefunded Balance
        535,000    5.500%, 03/01/18 ......................................    Aa2/AA              553,875

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  County of Maui, Hawaii, 2002 - Series A, MBIA
                     Insured, Prerefunded to 03/01/12 @100, Collateral:
                     U.S. Government Securities
$     1,105,000   5.250%, 03/01/15 .......................................    Aaa/AAA      $    1,182,416
      1,205,000   5.250%, 03/01/16 .......................................    Aaa/AAA           1,289,422
      1,000,000   5.250%, 03/01/18 .......................................    Aaa/AAA           1,070,060
      1,750,000   5.250%, 03/01/19 .......................................    Aaa/AAA           1,872,605
      1,000,000   5.000%, 03/01/20 .......................................    Aaa/AAA           1,062,030
                  County of Maui, Hawaii, Series B, FGIC Insured
      1,065,000   5.250%, 03/01/11 .......................................    Aa2/AA            1,122,595
                  County of Maui, Hawaii, Series C, FGIC Insured
      1,020,000   5.250%, 03/01/16 .......................................    Aa2/AA            1,055,404
      1,250,000   5.250%, 03/01/20 .......................................    Aa2/AA            1,264,025
                  Puerto Rico Commonwealth Refunding Public
                     Improvement Series A
      5,000,000   5.000%, 07/01/10 .......................................   Baa3/BBB-          5,085,650
                  Puerto Rico Commonwealth Public  Improvement,
                     MBIA Insured, Econ. Defeased to call, 7/1/2010
                     @100, Collateral: Agencies
      1,800,000   5.250%, 07/01/13 .......................................    Aaa/AAA           1,866,996
                  Puerto Rico Commonwealth Public Improvement,
                     Series CR, FSA Insured
      1,060,000   5.250%, 07/01/17 .......................................    Aaa/AAA           1,089,839
                  State of Hawaii, AMBAC Insured
      5,000,000   5.000%, 07/01/16 .......................................    Aa2/AA            5,307,900
                  State of Hawaii, FGIC Insured
      2,330,000   6.000%, 12/01/12 .......................................    Aa2/AA            2,562,138
                  State of Hawaii, MBIA Insured
      5,000,000   5.000%, 10/01/22 .......................................    Aa2/AA            4,985,050
                  State of Hawaii, Series BZ, FGIC Insured
      3,700,000   6.000%, 10/01/11 .......................................    Aa2/AA            4,008,987
      3,500,000   6.000%, 10/01/12 .......................................    Aa2/AA            3,845,450
                  State of Hawaii, Series CA, FGIC Insured
      2,000,000   5.750%, 01/01/11 .......................................    Aa2/AA            2,122,900
                  State of Hawaii, Series CH
      1,000,000   4.750%, 11/01/11 .......................................    Aa2/AA            1,050,460

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  State of Hawaii, Series CL, FGIC Insured
$     2,305,000   6.000%, 03/01/11 .......................................    Aa2/AA       $    2,466,834
                  State of Hawaii, Series CM, FGIC Insured
      3,000,000   6.500%, 12/01/15 .......................................    Aa2/AA            3,456,750
                  State of Hawaii, Series CS, MBIA Insured
      5,500,000   5.000%, 04/01/09 .......................................    Aa2/AA            5,570,400
                  State of Hawaii, Series CU, Prerefunded 10/01/10
                     @100, MBIA Insured, Collateral: State & Local
                     Government Series 100%
      3,000,000   5.600%, 10/01/19 .......................................    Aaa/AAA           3,174,420
                  State of Hawaii, Series CV, FGIC Insured
     11,000,000   5.000%, 08/01/20 .......................................    Aa2/AA           11,062,590
      5,000,000   5.250%, 08/01/21 .......................................    Aa2/AA            5,070,350
      1,015,000   5.000%, 08/01/21 .......................................    Aa2/AA            1,016,259
                  State of Hawaii, Series CX, FSA Insured
      8,725,000   5.500%, 02/01/13 .......................................    Aaa/AAA           9,296,487
      3,075,000   5.500%, 02/01/16 .......................................    Aaa/AAA           3,217,188
      2,500,000   5.500%, 02/01/21 .......................................    Aaa/AAA           2,568,525
                  State of Hawaii, Series CZ, FSA Insured Prerefunded
                     to 07/01/12 @100, Collateral: U.S. Government
                     Securities
      3,000,000   5.250%, 07/01/17 .......................................    Aaa/AAA           3,220,740
                  State of Hawaii, Series DE, MBIA Insured
     16,000,000   5.000%, 10/01/21 .......................................    Aa2/AA           16,082,240
      2,500,000   5.000%, 10/01/24 .......................................    Aa2/AA            2,459,450
                  State of Hawaii, Series DF, AMBAC Insured
      3,500,000   5.000%, 07/01/18 .......................................    Aa2/AA            3,625,300
     10,000,000   5.000%, 07/01/22 .......................................    Aa2/AA           10,010,600
      5,000,000   5.000%, 07/01/23 .......................................    Aa2/AA            4,968,700
     10,000,000   5.000%, 07/01/24 .......................................    Aa2/AA            9,891,900
      5,000,000   5.000%, 07/01/25 .......................................    Aa2/AA            4,921,650
                  State of Hawaii, Series DG, AMBAC Insured,
                     Refunding
      2,000,000   5.000%, 07/01/17 .......................................    Aa2/AA            2,097,800
                  State of Hawaii, Series DI, FSA Insured
      5,000,000   5.000%, 03/01/20 .......................................    Aaa/AAA           5,067,750
      2,750,000   5.000%, 03/01/21 .......................................    Aaa/AAA           2,758,332
      5,000,000   5.000%, 03/01/22 .......................................    Aaa/AAA           4,961,200

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  State of Hawaii, Series DJ, AMBAC Insured
$     5,000,000   5.000%, 04/01/23 .......................................    Aa2/AA       $    4,919,050
                  State of Hawaii, Series DJ, FSA-CR AMBAC Insured
      5,000,000   5.000%, 04/01/23 .......................................    AAA/AAA           4,944,150
                  State of Hawaii, Series DD MBIA Insured
      5,000,000   5.250%, 05/01/23 .......................................    Aa2/AA            5,033,400
                  State of Hawaii, Series DK
      5,000,000   5.000%, 05/01/12 .......................................    Aa2/AA            5,305,300
      7,000,000   5.000%, 05/01/19 .......................................    Aa2/AA            7,242,130
                                                                                           --------------
                  Total General Obligation Bonds .........................                    388,072,278
                                                                                           --------------
                  REVENUE BONDS (41.2%):
                  --------------------------------------------------------
                  Board of Regents, University of Hawaii, University
                     System, Series A, FGIC Insured, Prerefunded to
                     07/15/12 @100, Collateral: State & Local
                     Government Series 100%
      2,000,000   5.500%, 07/15/19 .......................................    Aaa/AAA           2,162,580
      2,000,000   5.500%, 07/15/21 .......................................    Aaa/AAA           2,162,580
      2,000,000   5.500%, 07/15/22 .......................................    Aaa/AAA           2,162,580
      3,000,000   5.500%, 07/15/29 .......................................    Aaa/AAA           3,243,870
                  Board of Regents, University of Hawaii, University
                     System, Series B, FSA Insured
      1,110,000   5.250%, 10/01/12 .......................................    Aaa/AAA           1,172,204
      1,000,000   5.250%, 10/01/13 .......................................    Aaa/AAA           1,050,210
      1,140,000   5.250%, 10/01/14 .......................................    Aaa/AAA           1,190,308
      1,395,000   5.250%, 10/01/15 .......................................    Aaa/AAA           1,448,931
                  City and County of Honolulu, Hawaii Board of Water
                     Supply & System, FSA Insured, Prerefunded 07/01/11
                     @100, Collateral: U.S. Government Securities
      1,490,000   5.125%, 07/01/21 .......................................    Aaa/AAA           1,577,597
      5,450,000   5.250%, 07/01/23 .......................................    Aaa/AAA           5,788,227
                  City and County of Honolulu, Hawaii Multi-Family
                     Revenue - Maunakea Apartments, FHA Insured
                     -GNMA Collateral, AMT
      2,835,000   6.400%, 05/20/30 .......................................    Aaa/AAA           2,850,167

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  City and County of Honolulu, Hawaii  Wastewater
                     Systems, FGIC Insured
$     1,395,000    5.000%, 07/01/12 ......................................    Aa3/NR       $    1,427,922
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, MBIA Insured
      5,000,000   5.000%, 07/01/32 .......................................     A1/AA            4,607,850
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Series A, FGIC Insured
      1,825,000   5.000%, 07/01/22 .......................................    Aa3/AA-           1,792,843
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Junior Series, FGIC Insured
      2,000,000   5.250%, 07/01/18 .......................................     A1/NR            2,038,640
      5,055,000   5.000%, 07/01/23 .......................................     A1/NR            4,925,996
                  City and County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series, AMBAC Insured
      1,810,000   5.500%, 07/01/11 .......................................    Aa3/NR            1,929,261
                  City & County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series A, FGIC Insured
      3,370,000   5.000%, 07/01/18 .......................................    Aa3/AA-           3,462,911
      2,000,000   5.000%, 07/01/24 .......................................    Aa3/AA-           1,936,320
                  City & County of Honolulu, Hawaii Wastewater
                     Systems, First Bond Resolution, Series SR,
                     Prerefunded to 07/01/11 @100, Collateral: State
                     & Local Government Series 100%
      1,065,000   5.500%, 07/01/16 .......................................    Aaa/NR            1,138,070
      3,000,000   5.500%, 07/01/17 .......................................    Aaa/NR            3,205,830
      2,310,000   5.500%, 07/01/18 .......................................    Aaa/NR            2,468,489
      2,000,000   5.250%, 07/01/19 .......................................    Aaa/NR            2,124,120
                  City and County of Honolulu, Hawaii Wastewater
                     System First Bond Resolution, Senior Series A,
                     MBIA Insured
      1,000,000   5.000%, 07/01/36 .......................................    Aa3/AA              917,920
                  City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior B-1 Remarket
                     09/15/06, MBIA Insured
      1,340,000   5.000%, 07/01/18 .......................................     A1/AA            1,381,540
      1,935,000   5.000%, 07/01/19 .......................................     A1/AA            1,973,448

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior B-1 Remarket
                     09/15/06, MBIA Insured (continued)
$     2,035,000   5.000%, 07/01/20 .......................................     A1/AA       $    2,053,050
     19,715,000   5.000%, 07/01/32 .......................................     A1/AA           18,168,753
                  City and County of Honolulu, Hawaii Board of Water
                     Supply Water Systems, FSA Insured, Unrefunded
                     Balance
      1,510,000   5.125%, 07/01/21 .......................................    Aaa/AAA           1,522,367
                  City and County of Honolulu, Hawaii MBIA Insured
     10,000,000   5.000%, 07/01/31 .......................................    Aa3/AA            9,227,700
                  Department of Hawaiian Home Lands (State of
                     Hawaii), Prerefunded to 07/01/09 @101,
                     Collateral: U.S. Government Securities
      1,525,000   4.350%, 07/01/10 .......................................     A3/NR            1,560,258
      1,245,000   4.450%, 07/01/11 .......................................     A3/NR            1,270,498
                  Hawaii State Department of Budget and Finance,
                     AMBAC Insured, Weekly Reset VRDO*
     20,000,000   6.000%, 07/01/28 .......................................    Aa3/AA           20,000,000
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Linked Certificates
                     (Kapiolani Health Care)
      5,000,000   6.400%, 07/01/13 .......................................   Baa1/BBB+          5,396,200
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Mid Pacific Institute),
                     Radian Insured
      2,000,000   4.625%, 01/01/31 .......................................    A3/BBB+           1,622,760
      1,210,000   4.625%, 01/01/36 .......................................    A3/BBB+             948,858
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, AMBAC Insured
      4,965,000   5.500%, 12/01/14 .......................................    Aa3/AA            5,129,044
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, MBIA Insured
      4,125,000   4.950%, 04/01/12 .......................................     A2/AA            4,353,484

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Refunding (Hawaiian
                     Electric Company, Inc.) Series A-AMT, FGIC Insured
$     5,000,000   4.800%, 01/01/25 .......................................   Baa1/BBB      $    4,213,850
                  Hawaii State Department of Budget and Finance of
                     the State of Hawaii Special Purpose Revenue
                     (Hawaiian Electric Company, Inc. and Subsidiaries
                     Projects), Series A-AMT, MBIA Insured
      5,700,000   5.650%, 10/01/27 .......................................     A2/AA            5,290,056
                  Hawaii State Department of Budget & Finance,
                     Special Purpose Revenue (Hawaiian Electric Co.)
                     Series B-AMT, AMBAC Insured
      1,000,000   5.750%, 12/01/18 .......................................    Aa3/AA            1,013,470
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc., and Subsidiaries Projects), Series
                     B-AMT, Syncora Guarantee Inc. Insured**
      1,000,000   5.000%, 12/01/22 .......................................   Baa1/BBB             827,730
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series D-AMT, AMBAC Insured
      2,500,000   6.150%, 01/01/20 .......................................    Aa3/AA            2,530,125
                  Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series
                     A-AMT, FNMA Insured
      2,800,000   5.300%, 07/01/22 .......................................    Aaa/AAA           2,596,160
     10,000,000   5.400%, 07/01/29 .......................................    Aaa/AAA           9,174,600
      2,770,000   5.750%, 07/01/30 .......................................    Aaa/AAA           2,772,908
        910,000   5.400%, 07/01/30 .......................................    Aaa/AAA             828,000
                  Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series B,
                     FNMA Insured
      9,350,000   5.450%, 07/01/17 .......................................    Aaa/AAA           9,381,322
      6,800,000   5.300%, 07/01/28 .......................................    Aaa/AAA           6,343,584

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  Housing Finance and Development Corporation
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, , AMBAC Insured
$     1,960,000   5.650%, 10/01/16 .......................................    Aa3/AA       $    1,963,175
      4,000,000   5.700%, 10/01/25 .......................................    Aa3/AA            4,006,680
                  Indianapolis Independent Local Public Improvement,
                     MBIA Insured, Weekly Reset VRDO*
      6,300,000   8.000%, 02/01/20 .......................................     A2/AA            6,300,000
                  Maine Health & Higher Education, AMBAC Insured,
                     Weekly Reset VRDO*
      3,655,000   8.000%, 07/01/19 .......................................    Aa3/AA            3,655,000
                  Puerto Rico Commonwealth Highway &
                     Transportation Authority Revenue, Series G,
                     FGIC Insured
      1,000,000   5.250%, 07/01/15 .......................................   Baa3/BBB+          1,003,240
                  Puerto Rico Commonwealth Public Finance
                     Corporation Revenue Bonds, Series A, Prerefunded
                     08/01/11 @100, MBIA Insured, Collateral: 38% U.S.
                     Treasury; 62% U.S. Government Securities
      5,000,000   5.500%, 08/01/17 .......................................    Aaa/AAA           5,325,050
                  Puerto Rico Electric Power Authority Power Revenue
                     Bonds Series QQ, Syncora Guarantee Inc. Insured**
      3,195,000   5.500%, 07/01/16 .......................................    A3/BBB+           3,257,239
                  Puerto Rico Electric Power Authority Power
                     Revenue Series TT
      7,000,000   5.000%, 07/01/26 .......................................    A3/BBB+           6,214,040
                  Puerto Rico Electric Power Authority Power Revenue,
                     Refunding Series UU
      1,000,000   4.250%, 07/01/13 .......................................    A3/BBB+             991,890
                  State of Hawaii Airport System, AMT, FGIC Insured
      7,425,000   5.750%, 07/01/13 .......................................     A2/A-            7,525,609
      4,000,000   5.750%, 07/01/17 .......................................     A2/A-            3,953,680
     11,000,000   5.625%, 07/01/18 .......................................     A2/A-           10,536,680
      6,000,000   5.250%, 07/01/21 .......................................     A2/A-            5,293,500

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  State of Hawaii Airport System, AMT, Second Series,
                     Escrowed to Maturity, MBIA Insured, Collateral:
                     U.S. Government Securities
$     5,340,000   6.900%, 07/01/12 .......................................    Aaa/AAA      $    5,651,055
                  State of Hawaii Airport System, Series B-AMT,
                     FGIC Insured
      3,000,000   8.000%, 07/01/10 .......................................     A2/A-            3,162,600
                  State of Hawaii Harbor Capital Improvement
                     Revenue, Series B-AMT, AMBAC Insured
      3,000,000   5.500%, 07/01/19 .......................................    Aa3/AA            3,081,300
                  State of Hawaii Harbor System Revenue, Series
                     A-AMT, FSA Insured
      2,000,000   5.250%, 07/01/15 .......................................    Aaa/AAA           2,065,140
      2,000,000   5.750%, 07/01/17 .......................................    Aaa/AAA           2,065,980
      2,215,000   5.250%, 07/01/17 .......................................    Aaa/AAA           2,250,529
      1,500,000   5.900%, 07/01/21 .......................................    Aaa/AAA           1,537,950
                  State of Hawaii Harbor System Revenue, Series A-AMT
      2,415,000   4.750%, 01/01/11 .......................................     A1/A+            2,485,808
                  State of Hawaii Highway Revenue Prerefunded
                     07/01/11 @100, FSA Insured, Collateral: State &
                     Local Government Series 100%
      1,530,000   5.375%, 07/01/14 .......................................    Aaa/AAA           1,629,970
      2,720,000   5.500%, 07/01/19 .......................................    Aaa/AAA           2,856,408
      1,110,000   5.500%, 07/01/20                                            Aaa/AAA           1,165,667
      2,000,000   5.375%, 07/01/20 .......................................    Aaa/AAA           2,130,680
                  State of Hawaii Highway Revenue, Series A,
                     FSA Insured
      1,000,000   5.000%, 07/01/20 .......................................    Aaa/AAA           1,015,360
      2,000,000   5.000%, 07/01/22 .......................................    Aaa/AAA           1,993,940
                  State of Hawaii Highway Revenue, Series B,
                     FSA Insured
      2,000,000   5.000%, 07/01/16 .......................................    Aaa/AAA           2,117,080
                  Texas Tech University Revenues, 7th Series, MBIA
                     Insured, Prerefunded 02/18/12 @100 Collateral:
                     State and Local Government Securities
      1,000,000   5.500%, 08/15/18 .......................................    Aaa/AAA           1,073,810
                  University of Hawaii Revenue, AGC-ICC
                     MBIA Insured
      2,000,000   5.000%, 10/01/23 .......................................    AAA/AAA           1,966,860

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT         REVENUE BONDS (CONTINUED)                                    S&P             VALUE
---------------   --------------------------------------------------------   --------      --------------
                  University of Hawaii University System Revenue,
                     FGIC Insured, Prerefunded 07/12/12 @ 100
                     Collateral: State and Local Government Securities
$     1,650,000   5.125%, 07/15/32 .......................................    Aa3/A+       $    1,762,249
                  University of Hawaii MBIA Insured
      5,000,000   5.000%, 07/15/21 .......................................    Aa3/AA            4,999,600
                                                                                           --------------
                  Total Revenue Bonds ....................................                    281,402,960
                                                                                           --------------
                  Total Investments (cost $677,312,352-note 4) ...........     98.1%          669,475,238
                  Other assets less liabilities ..........................      1.9            13,001,780
                                                                             --------      --------------
                  NET ASSETS .............................................    100.0%         $682,477,018
                                                                             ========      ==============

                                                                             PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING                   PORTFOLIO +
                  --------------------------------------------------------   -----------
                  Aaa or #Aaa of Moody's .................................      15.4%
                  Pre-refunded bonds ++ ..................................      19.5
                  Aa of Moody's ..........................................      43.7
                  A of Moody's ...........................................      18.9
                  Baa of Moody's .........................................       2.5
                                                                             -----------
                                                                               100.0%
                                                                             ===========

            +     Where applicable, calculated using the Moody's rating.
            ++    Pre-refunded bonds are bonds for which U.S. Government
                  obligations have been placed in escrow to retire the bonds at their earliest call date.
            *     Variable rate demand obligations (VRDOs) are payable upon
                  demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
            **    Formerly XLCA Insured.

                            PORTFOLIO ABBREVIATIONS:

               AMBAC   American Municipal Bond Assurance Corporation
               AGC     Assured Guaranty Insurance
               AMT     Alternative Minimum Tax
               CIFG    CDC IXIS Financial Guaranty
               FGIC    Financial Guaranty Insurance Co.
               FNMA    Federal National Mortgage Association
               FSA     Financial Securities Assurance
               GNMA    Government National Mortgage Association
               MBIA    Municipal Bond Investors Assurance
               NR      Not Rated
               TCRS    Transferable Custodial Receipts
               VRDO    Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS
   Investments at value (cost $677,312,352) ..........................................    $ 669,475,238
   Interest receivable ...............................................................        9,476,047
   Receivable for investment securities sold .........................................        5,000,000
   Receivable for Trust shares sold ..................................................          756,596
   Other assets ......................................................................           45,170
                                                                                          -------------
   Total assets ......................................................................      684,753,051
                                                                                          -------------
LIABILITIES
   Cash overdraft ....................................................................          851,182
   Dividends payable .................................................................          533,589
   Payable for Trust shares redeemed .................................................          406,135
   Adviser and Administrator fees payable ............................................          229,867
   Distribution and service fees payable .............................................          130,888
   Accrued expenses ..................................................................          124,372
                                                                                          -------------
   Total liabilities .................................................................        2,276,033
                                                                                          -------------
NET ASSETS ...........................................................................    $ 682,477,018
                                                                                          =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $     631,222
   Additional paid-in capital ........................................................      694,403,949
   Net unrealized depreciation on investments (note 4) ...............................       (7,837,114)
   Accumulated net realized loss on investments ......................................       (4,721,039)
                                                                                          -------------
                                                                                          $ 682,477,018
                                                                                          =============
CLASS A
   Net Assets ........................................................................    $ 620,322,432
                                                                                          =============
   Capital shares outstanding ........................................................       57,375,604
                                                                                          =============
   Net asset value and redemption price per share ....................................    $       10.81
                                                                                          =============
   Offering price per share (100/96 of $10.81 adjusted to nearest cent) ..............    $       11.26
                                                                                          =============
CLASS C
   Net Assets ........................................................................    $  31,546,680
                                                                                          =============
   Capital shares outstanding ........................................................        2,919,989
                                                                                          =============
   Net asset value and offering price per share ......................................    $       10.80
                                                                                          =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
     during the first 12 months after purchase) ......................................    $       10.80*
                                                                                          =============
CLASS Y
   Net Assets ........................................................................    $  30,607,906
                                                                                          =============
   Capital shares outstanding ........................................................        2,826,590
                                                                                          =============
   Net asset value, offering and redemption price per share ..........................    $       10.83
                                                                                          =============

                 See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 2008
                                  (UNAUDITED)

INVESTMENT INCOME:

   Interest income ......................................                     $ 15,873,987
Expenses:
   Investment Adviser fees (note 3) .....................    $    490,252
   Administrator fees (note 3) ..........................         910,474
   Distribution and service fees (note 3) ...............         797,030
   Transfer and shareholder servicing agent fees ........         239,072
   Trustees' fees and expenses (note 8) .................          70,367
   Legal fees (note 3) ..................................          63,122
   Shareholders' reports and proxy statements ...........          57,450
   Custodian fees  (note 6) .............................          27,167
   Insurance ............................................          22,367
   Registration fees and dues ...........................          14,406
   Auditing and tax fees ................................          10,279
   Chief compliance officer (note 3) ....................           2,014
   Miscellaneous ........................................          20,038
                                                             ------------
                                                                2,724,038
   Expenses paid indirectly (note 6) ....................         (32,729)
                                                             ------------
   Net expenses .........................................                        2,691,309
                                                                              ------------
   Net investment income ................................                       13,182,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions         (325,605)
   Change in unrealized appreciation on investments .....     (20,901,323)
                                                             ------------

   Net realized and unrealized gain (loss) on investments                      (21,226,928)
                                                                              ------------
   Net change in net assets resulting from operations ...                     $ (8,044,250)
                                                                              ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months Ended
                                                         September 30, 2008     Year Ended
                                                             (unaudited)      March 31, 2008
                                                            -------------     --------------
OPERATIONS:
   Net investment income ...............................    $  13,182,678     $  27,962,010
   Net realized gain (loss) from securities transactions         (325,605)       (2,121,827)
   Change in unrealized appreciation on investments ....      (20,901,323)       (9,440,361)
                                                            -------------     -------------
   Net change in net assets resulting from operations ..       (8,044,250)       16,399,822
                                                            -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income ...............................      (12,108,894)      (25,819,784)

   Class C Shares:
   Net investment income ...............................         (472,828)       (1,046,088)

   Class Y Shares:
   Net investment income ...............................         (600,956)       (1,096,179)
                                                            -------------     -------------
   Change in net assets from distributions .............      (13,182,678)      (27,962,051
                                                            -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...........................       36,521,775        64,036,491
   Reinvested dividends and distributions ..............        7,114,175        15,209,682
   Cost of shares redeemed .............................      (33,381,821)      (77,925,829)
                                                            -------------     -------------
   Change in net assets from capital share transactions        10,254,129         1,320,344
                                                            -------------     -------------

     Change in net assets ..............................      (10,972,799)      (10,241,885)

NET ASSETS:
   Beginning of period .................................      693,449,817       703,691,702
                                                            -------------     -------------
   End of period* ......................................    $ 682,477,018     $ 693,449,817
                                                            =============     =============

   * Includes undistributed net investment income of: ..    $          --     $          --
                                                            =============     =============

                 See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of September 30, 2008:

          Valuation Inputs                             Investments in Securities
          ----------------                             -------------------------
          Level 1 - Quoted Prices ........................   $         --
          Level 2 - Other Significant Observable Inputs ..    669,475,238
          Level 3 - Significant Unobservable Inputs ......             --
                                                             ------------
          Total ..........................................   $669,475,238
                                                             ============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

d) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on September 28, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Trust's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2008 a reclassification was made to decrease undistributed net investment income by $2,090,440 and decrease accumulated net realized loss on investments by $2,090,440.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2008.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2008, service fees on Class A Shares amounted to $638,573 of which the Distributor retained $33,687.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended September 30, 2008, amounted to $118,843. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended September 30, 2008, amounted to $39,614. The total of these payments made with respect to Class C Shares amounted to $158,457 of which the Distributor retained $33,322.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of intermediaries having offices within Hawaii, with the bulk of sales commissions inuring to such intermediaries. For the six months ended September 30, 2008, total commissions on sales of Class A Shares amounted to $539,166, of which the Distributor received $53,185.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2008, the Trust incurred $62,367 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4.    PURCHASES AND SALES OF SECURITIES

      During the six months ended  September  30, 2008,  purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $95,177,480   and
$32,133,049, respectively.

      At September 30, 2008, the aggregate tax cost for all securites was $677,312,352. At September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,785,551 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $18,622,665 for a net unrealized depreciation of $7,837,114.

5.    PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.    EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7.    CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                       Six Months Ended
                                      September 30, 2008                   Year Ended
                                         (unaudited)                     March 31, 2008
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold .     2,148,335     $ 23,924,127        4,318,450     $ 48,490,243
   Reinvested distributions ..       611,121        6,783,775        1,286,401       14,423,477
   Cost of shares redeemed ...    (2,388,964)     (26,604,373)      (5,538,391)     (62,146,434)
                                ------------     ------------     ------------     ------------
   Net change ................       370,492        4,103,529           66,460          767,286
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold .       584,872        6,508,223          597,453        6,699,220
   Reinvested distributions ..        23,688          262,674           50,009          560,330
   Cost of shares redeemed ...      (399,863)      (4,454,343)      (1,081,173)     (12,122,217)
                                ------------     ------------     ------------     ------------
     Net change ..............       208,697        2,316,554         (433,711)      (4,862,667)
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold .       544,282        6,089,425          785,291        8,847,028
   Reinvested distributions ..         6,081           67,726           20,124          225,875
   Cost of shares redeemed ...      (208,671)      (2,323,105)        (326,264)      (3,657,178)
                                ------------     ------------     ------------     ------------
     Net change ..............       341,692        3,834,046          479,151        5,415,725
                                ------------     ------------     ------------     ------------
Total transactions in Trust
   shares ....................       920,881     $ 10,254,129          111,900     $  1,320,344
                                ============     ============     ============     ============

8.    TRUSTEES' FEES AND EXPENSES

      At September 30, 2008 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended September 30, 2008 was $55,151, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2008, such meeting-related expenses amounted to $15,216.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2008 the Trust had a capital loss carryover of $3,525,019, of which $2,273,607 expires in 2015 and $1,251,412 expires in 2016. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2008 there were post-October capital loss deferrals of $870,415, which will be recognized in the following year.

      The tax character of distributions:

                                    Year Ended March 31,
                                    2008           2007
                                -----------    -----------
      Net tax-exempt income     $27,803,667    $27,766,907
      Ordinary income               158,384        362,426
      Long term capital gain             --        875,058
                                -----------    -----------
                                $27,962,051    $29,004,391
                                ===========    ===========

      As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss       $ (3,525,019)
      Unrealized appreciation               13,064,179
      Undistributed tax-exempt income          514,900
      Other accumulated income                (514,900)
      Other accumulated gains/(losses)        (870,415)
                                          ------------
                                          $  8,668,745
                                          ============

      The difference between book and tax components of distributable earnings consist of post-October losses and distributions for tax accounted for on a cash basis.

11.   RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U.S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U.S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Beginning in December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    Class A
                                                 ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Year Ended March 31,
                                                  9/30/08       -------------------------------------------------------------
                                                (unaudited)       2008         2007         2006         2005         2004
                                                 ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period ..........  $   11.15      $   11.33    $   11.32    $   11.51    $   11.83    $   11.73
                                                 ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income + ....................       0.21           0.46         0.46         0.43         0.45         0.46
   Net gain (loss) on securities (both realized
     and unrealized) ..........................      (0.34)         (0.18)        0.02        (0.18)       (0.30)        0.10
                                                 ---------      ---------    ---------    ---------    ---------    ---------
   Total from investment operations ...........      (0.13)          0.28         0.48         0.25         0.15         0.56
                                                 ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
   Dividends from net investment income .......      (0.21)          0.46        (0.46)       (0.43)       (0.45)       (0.46)
   Distributions from capital gains ...........         --             --        (0.01)       (0.01)       (0.02)          --
                                                 ---------      ---------    ---------    ---------    ---------    ---------
   Total distributions ........................      (0.21)         (0.46)       (0.47)       (0.44)       (0.47)       (0.46)
                                                 ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ................  $   10.81      $   11.15    $   11.33    $   11.32    $   11.51    $   11.83
                                                 =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge) ....      (1.18)%*        2.49%        4.28%        2.19%        1.33%        4.83%

Ratios/supplemental data
   Net assets, end of period (in millions) ....  $     620      $     636    $     645    $     666    $     681    $     694
   Ratio of expenses to average net assets ....       0.75%**        0.75%        0.75%        0.74%        0.74%        0.73%
   Ratio of net investment income to average
     net assets ...............................       3.78%**        4.06%        3.99%        3.76%        3.90%        3.89%
   Portfolio turnover rate ....................          5%*           18%          38%          22%          10%           8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....       0.74%**        0.75%        0.75%        0.74%        0.74%        0.72%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

1451:
                                                                               Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                              Ended                             Year Ended March 31,
                                             9/30/08       -------------------------------------------------------------
                                           (unaudited)       2008         2007         2006         2005         2004
                                            ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....  $   11.14      $   11.33    $   11.31    $   11.50    $   11.82    $   11.73
                                            ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income + ...............       0.17           0.37         0.36         0.34         0.36         0.36
   Net gain (loss) on securities (both
     realized and unrealized) ............      (0.34)         (0.19)        0.03        (0.18)       (0.30)        0.09
                                            ---------      ---------    ---------    ---------    ---------    ---------
   Total from investment operations ......      (0.17)          0.18         0.39         0.16         0.06         0.45
                                            ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
   Dividends from net investment income ..      (0.17)         (0.37)       (0.36)       (0.34)       (0.36)       (0.36)
   Distributions from capital gains ......         --             --        (0.01)       (0.01)       (0.02)          --
                                            ---------      ---------    ---------    ---------    ---------    ---------
   Total distributions ...................      (0.17)         (0.37)       (0.37)       (0.35)       (0.38)       (0.36)
                                            ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........  $   10.80      $   11.14    $   11.33    $   11.31    $   11.50    $   11.82
                                            =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)      (1.58)%*        1.59%        3.55%        1.37%        0.53%        3.91%

Ratios/supplemental data
   Net assets, end of period (in millions)  $    31.5      $    30.2    $    35.6    $    36.7    $    37.6    $    38.2
   Ratio of expenses to average net assets       1.55%**        1.55%        1.55%        1.54%        1.54%        1.54%
   Ratio of net investment income to
     average net assets ..................       2.97%**        3.26%        3.19%        2.96%        3.10%        3.08%
   Portfolio turnover rate ...............          5%*           18%          38%          22%          10%           8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets       1.54%**        1.55%        1.55%        1.54%        1.54%        1.52%

                                                                                Class Y
                                            -----------------------------------------------------------------------------
                                            Six Months
                                               Ended                             Year Ended March 31,
                                              9/30/08       -------------------------------------------------------------
                                            (unaudited)       2008         2007         2006         2005         2004
                                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, beginning of period .....   $   11.17      $   11.35    $   11.34    $   11.52    $   11.84    $   11.75
                                             ---------      ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income + ...............        0.22           0.48         0.48         0.46         0.48         0.48
   Net gain (loss) on securities (both
     realized and unrealized) ............       (0.34)         (0.18)        0.02        (0.18)       (0.30)        0.09
                                             ---------      ---------    ---------    ---------    ---------    ---------
   Total from investment operations ......       (0.12)          0.30         0.50         0.28         0.18         0.57
                                             ---------      ---------    ---------    ---------    ---------    ---------
Less distributions (note 10):
   Dividends from net investment income ..       (0.22)         (0.48)       (0.48)       (0.45)       (0.48)       (0.48)
   Distributions from capital gains ......          --             --        (0.01)       (0.01)       (0.02)          --
                                             ---------      ---------    ---------    ---------    ---------    ---------
   Total distributions ...................       (0.22)         (0.48)       (0.49)       (0.46)       (0.50)       (0.48)
                                             ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ...........   $   10.83      $   11.17    $   11.35    $   11.34    $   11.52    $   11.84
                                             =========      =========    =========    =========    =========    =========
Total return (not reflecting sales charge)       (1.08)%*        2.70%        4.49%        2.48%        1.54%        4.97%

Ratios/supplemental data
   Net assets, end of period (in millions)   $    30.6      $    27.7    $    22.8    $    18.5    $    20.7    $    23.5
   Ratio of expenses to average net assets        0.55%**        0.55%        0.55%        0.54%        0.54%        0.53%
   Ratio of net investment income to
     average net assets ..................        3.98%**        4.26%        4.19%        3.96%        4.09%        4.09%
   Portfolio turnover rate ...............           5%*           18%          38%          22%          10%           8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets        0.54%**        0.55%        0.55%        0.54%        0.54%        0.52%
1529:

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2008

                   ACTUAL
                TOTAL RETURN        BEGINNING        ENDING          EXPENSES
                   WITHOUT           ACCOUNT         ACCOUNT        PAID DURING
              SALES CHARGES(1)        VALUE           VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A            (1.18)%          $1,000.00        $988.20          $3.69
--------------------------------------------------------------------------------
Class C            (1.58)%          $1,000.00        $984.20          $7.66
--------------------------------------------------------------------------------
Class Y            (1.08)%          $1,000.00        $989.22          $2.69
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2008

                   HYPOTHETICAL
                    ANNUALIZED      BEGINNING        ENDING          EXPENSES
                      TOTAL          ACCOUNT         ACCOUNT        PAID DURING
                     RETURN           VALUE           VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%         $1,000.00       $1,021.36         $3.75
--------------------------------------------------------------------------------
Class C               5.00%         $1,000.00       $1,017.35         $7.79
--------------------------------------------------------------------------------
Class Y               5.00%         $1,000.00       $1,022.36         $2.74
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 12, 2008. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             Dollar Amount of Votes:
                             -----------------------
        Trustee                   For                     Withheld
        -------                   ---                     --------
        Thomas W. Courtney        $516,487,046            $  7,000,055
        Diana P. Herrmann         $516,640,886            $  6,846,215
        Stanley W. Hong           $516,351,626            $  7,135,475
        Theodore T. Mason         $516,577,470            $  6,909,631
        Russell K. Okata          $511,242,482            $ 12,244,620
        Douglas Philpotts         $515,496,878            $  7,990,212
        Oswald K. Stender         $510,772,218            $ 12,714,873

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                            Dollar Amount of Votes:
                            -----------------------
                                  For               Against          Abstain
                                  ---               -------          -------
                                  $509,975,675      $3,631,592       $9,879,823

      A Special Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 12, 2008. The holders of shares representing 53% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for are presented below).

1.    To act on revision of the Trust's fundamental policies.

                            Dollar Amount of Votes:
                            -----------------------
                                  For               Against          Abstain
                                  ---               -------          -------
                                  $326,428,898      $23,168,816      $18,660,711

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2009 of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in May, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Trust for the year ended March 31, 2008;

      o A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees' review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The Adviser has employed Mr. Stephen K. Rodgers as portfolio manager for the Trust and has provided facilities for credit analysis of the Trust's portfolio securities. Mr. Rodgers, based in Honolulu, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions. In addition, he has been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE ADVISER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of 1) its local competitors, 2) single-state intermediate municipal bond funds of similar duration and quality, and 3) a benchmark index. It was noted that the materials provided by the Adviser indicated that compared to the four competitive Hawaii funds, the Trust has had investment performance that is generally higher compared to that of its peers and compared to an average of investment performance of similarly-managed funds with like duration and quality portfolio characteristics for one-, three-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided contained expense data for the Trust and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had declined in recent years. They concluded that the recent increase in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Trust's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

FOUNDERS
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP OF
BANK OF HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
  and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PNC GLOBAL INVESTMENT SERVICING
101 Sabin Street
Pawtucket, RI 02860

CUSTODIAN
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
December 8, 2008


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
December 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2008



By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2008






HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX


(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.